PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following at:

	December 31, 2025	December 31, 2024
Prepaid services with Fetch Compute	$1,241,690	$-
VAT receivable	747,890	542,840
Prepaid insurance	43,220	151,096
Security deposits	32,541	17,553
Prepaid software	19,194	12,685
Advanced payments to providers	8,418	67,973
Prepaid expenses and other current assets	$2,092,953	$792,147

In November 2025, the Company entered into a multi-year Pre-Paid Services Agreement with Fetch Compute, Inc., under which Fr8Tech has access to Fetch.ai’s ASI LLM Platform and Fetch Developer Tools to support the development of the Company’s own products and services. The Pre-Paid Services Agreement was filed as an exhibit to the Company’s Current Report on Form 6-K furnished to the SEC on November 20, 2025.